Summary of Significant Accounting Policies - Schedule of Suppliers or Subcontractors Accounts Payable (Details) - Supplier Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subcontractor A [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Subcontractor A [Member] | Accounts Payable [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Percentage of accounts payable (%)	5.00%	27.00%
Subcontractor B [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Subcontractor B [Member] | Accounts Payable [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Percentage of accounts payable (%)	11.00%	8.00%